Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

Note 9. Fair Value Measurement

     The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions. The fair value hierarchy consists of the following three levels:

· Level I - Quoted prices for identical instruments in active markets.

· Level II - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

· Level III - Instruments whose significant value drivers are unobservable.

     The following table presents for each of these hierarchy levels, the Company's financial assets and liabilities that are measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
At March 31, 2012:
Assets:
Cash equivalents (a)	$198,396	$-	$	- $	198,396

Liabilities:
Interest rate swap contracts	$-	$19,911	$	- $	19,911

At December 31, 2011:
Assets:
Cash equivalents (a)	$202,276	$-	$	- $	202,276
Liabilities:
Interest rate swap contracts	$-	$19,091	$	- $	19,091

(a) Represents the Company's investment in money market funds.

     The Company's cash equivalents are classified within Level I of the fair value hierarchy because they are valued using quoted market prices.

     The Company's interest rate swap contracts (Note 6) are classified within Level II of the fair value hierarchy and their fair values are determined based on a market approach valuation technique that uses readily observable market parameters and the consideration of counterparty risk.

Credit Facility Debt and Senior Notes

     The fair values of each of the Company's debt instruments are based on quoted market prices for the same or similar issues or on the current rates offered to the Company for instruments of the same remaining maturities.

     The carrying values and estimated fair values of the Company's financial instruments, excluding those that are carried at fair value in the consolidated balance sheets are summarized as follows:

	March 31, 2012
	Carrying Amount	Estimated Fair Value
Debt instruments:
Credit facility debt	$1,554,097	$1,526,685
Senior notes	686,671	780,500
	$2,240,768	$2,307,185

	December 31, 2011
	Carrying Amount	Estimated Fair Value
Debt instruments:
Credit facility debt	$1,604,846	$1,550,960
Senior notes	686,434	761,250
	$2,291,280	$2,312,210

     Fair value estimates related to the Company's debt instruments presented above are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Note 9. Fair Value Measurement

     The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions. The fair value hierarchy consists of the following three levels:

· Level I - Quoted prices for identical instruments in active markets.

· Level II - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

· Level III - Instruments whose significant value drivers are unobservable.

     The following table presents for each of these hierarchy levels, the Company's financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011 and December 31, 2010:

	Level I	Level II		Level III		Total
At December 31, 2011:
Assets:
Cash equivalents (a)	$202,276	$-	$		- $	202,276

Liabilities:
Interest rate swap contracts	$-	$19,091	$		- $	19,091

At December 31, 2010:
Assets:
Cash equivalents (a)	$78,908	$-	$		- $	78,908

(a) Represents the Company's investment in funds that invest primarily in money market securities.

The Company's cash equivalents at December 31, 2011 and December 31, 2010 are classified within

Level I of the fair value hierarchy because they are valued using quoted market prices.

     The Company's interest rate swap contracts (discussed in Note 10 below) at December 31, 2011 are classified within Level II of the fair value hierarchy and their fair values are determined based on a market approach valuation technique that uses readily observable market parameters and the consideration of counterparty risk.

Fair Value of Financial Instruments

     The following methods and assumptions were used to estimate fair value of each class of financial instruments for which it is practicable to estimate that value:

Credit Facility Debt, Senior Notes and Senior Subordinated Notes

     The fair values of each of the Company's debt instruments are based on quoted market prices for the same or similar issues or on the current rates offered to the Company for instruments of the same remaining maturities.

     The carrying values and estimated fair values of the Company's financial instruments, excluding those that are carried at fair value in the consolidated balance sheets are summarized as follows:

	December 31, 2011
	Carrying	Estimated
	Amount	Fair Value
Debt instruments:
Credit facility debt	$1,604,846	$1,550,960
Senior notes	686,434	761,250
	$2,291,280	$2,312,210

	December 31, 2010
	Carrying	Estimated
	Amount	Fair Value
Debt instruments:
Credit facility debt (a)	$475,000	$475,000
Senior notes	299,552	300,750
Senior subordinated notes	324,071	337,188
	$1,098,623	$1,112,938

(a) The carrying value of the Company's credit facility debt at December 31, 2010, which bore interest at variable rates, approximated its fair value.

     Fair value estimates related to the Company's debt instruments presented above are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.